Events after reporting period	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events after reporting period

48.	Events after reporting period
Subsidiaries of the Company, Shinhan Alternative Investment Management Inc. and Shinhan Asset Management Co., Ltd. has merged on January 5, 2022. After the merger, it has changed its name to Shinhan Asset Management Co., Ltd.